Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
Fair Value of Financial Instruments
5. Fair Value of Financial Instruments
ASC 820, Fair Value Measurements, states that fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability. The three-tiered fair value hierarchy, which prioritizes which inputs should be used in measuring fair value, is comprised of: (Level I) observable inputs such as quoted prices in active markets; (Level II) inputs other than quoted prices in active markets that are observable either directly or indirectly and (Level III) unobservable inputs for which there is little or no market data. The fair value hierarchy requires the use of observable market data when available in determining fair value. Assets and liabilities that were measured at fair value on a recurring basis were as follows:

	As of December 31, 2019				As of December 31, 2020
	Fair Value	Level I	Level II	Level III	Fair Value	Level I	Level II	Level III
Short-term investments	407,844	—	407,844	—	2,820,711	—	2,820,711	—
Derivative assets – a forward exchange contract	—	—	—	—	105,183	—	105,183	—
Derivative liabilities – Preferred Shares (i)	897,091	—	—	897,091	—	—	—	—

(i)
In determining the fair value of derivative liabilities, the Company has adopted the equity allocation model. For purposes of determining the redemption right of Series A,
A-1
and
A-2,
B,
B-1
and
B-2,
and C Preferred Shares, on December 31, 2019, April 10, May 11, May 26 and July 31, 2020 (the issuance date of Series C+ round), the Company re-performed
the equity allocation model for Series A,
A-1
and
A-2,
B,
B-1
and
B-2,
and C Preferred Shares in scenarios assuming the redemption feature is removed, the difference between the with embedded redemption features scenario and the without embedded redemption features scenario is considered to be value of the redemption features of the Series A,
A-1
and
A-2,
B,
B-1
and
B-2,
and C Preferred Shares. Such approach involves certain significant estimates which are as follows:

Valuation Date	December 2 and December 31, 2019	April 10, 2020	May 11, 2020	May 26, 2020	June 30, 2020	July 31, 2020
Volatility (1)	37.90%	42.38%	42.82%	42.69%	41.75%	43.20%
Risk-free rate (2)	2.65%	1.10%	1.05%	1.03%	0.97%	1.38%
Dividend yield (3)	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Time to expiration (4) (in years)	5.37	5.02	4.93	4.89	4.8	4.71

(1)	The volatility is estimated based on the historical share price movement of comparable companies for the period of time close to the expected time to exercise.
(2)	The risk-free rate is based on the market yield of US treasury curve with China country risk premium.
(3)	The dividend yield is estimated by the Company based on its expected dividend policy over the contractual term of the options.
(4)	Time to expiration is the time between valuation date and the redemption or liquidation date.